Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)		Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Cash flows from operating activities:
Profit for the year	$ 1,333		₨ 111,121		₨ 113,665		₨ 122,329
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment, net	(25)		(2,072)	[1]	(89)	[1]	(313)	[1]
Depreciation, amortization and impairment expense	410		34,071		33,402		30,911
Unrealized exchange (gain)/ loss, net and exchange (gain)/ loss on borrowings	8		655		152		(1,021)
Share-based compensation expense	67		5,584		3,969		4,110
Share of net (profit)/loss of associate and joint venture accounted for using equity method	3		233		57		(57)
Income tax expense	433		36,089		33,992		28,946
Finance and other income, net of finance expenses	(136)		(11,344)		(8,108)		(9,447)
(Gain)/loss from sale of business and investment accounted for using the equity method	0		0		6		(2,186)
Change in fair value of contingent consideration	(16)		(1,300)		(1,671)		(301)
Other non-cash items	6		488		0		0
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	102		8,464		(985)		(11,833)
Unbilled receivables and contract assets	71		5,919		1,558		(31,396)
Inventories	3		287		162		(256)
Other assets	106		8,869		1,055		(6,530)
Trade payables, accrued expenses, other liabilities and provisions	(5)		(435)		(9,824)		9,695
Contract liabilities	(61)		(5,053)		(6,522)		3,832
Cash generated from operating activities before taxes	2,299		191,576		160,819		136,483
Income taxes paid, net	(185)		(15,360)		(30,218)		(25,686)
Net cash generated from operating activities	2,114		176,216		130,601		110,797
Cash flows from investing activities:
Payment for purchase of property, plant and equipment	(126)		(10,510)		(14,834)		(20,153)
Proceeds from disposal of property, plant and equipment	48		4,022		546		736
Payment for purchase of investments	(11,700)		(975,069)		(806,632)		(1,015,486)
Proceeds from sale of investments	11,742		978,598		740,885		953,735
Proceeds from/(payment into) restricted interim dividend account	0		0		27,410		(27,410)
Payment for business acquisitions including deposits and escrow, net of cash acquired	(63)		(5,291)		(45,566)		(129,846)
Payment for investment in joint venture	(6)		(484)		0		0
Proceeds from sale of business, net of cash	0		0		11		0
Proceeds from sale of investment accounted for using the equity method	0		0		0		1,652
Proceeds from security deposit for property, plant and equipment	4		300		0		0
Interest received	241		20,111		14,112		12,275
Dividend received		[2]	3		3		2
Net cash generated from/(used in) investing activities	140		11,680		(84,065)		(224,495)
Cash flows from financing activities:
Proceeds from issuance of equity shares and shares pending allotment		[2]	13		12		6
Repayment of loans and borrowings	(1,566)		(130,557)		(168,910)		(191,810)
Proceeds from loans and borrowings	1,446		120,500		161,034		260,120
Payment of lease liabilities	(121)		(10,060)		(9,711)		(9,730)
Payment for buyback of equity shares, including tax and transaction cost	(1,742)		(145,173)		0		0
Payment for contingent consideration	(16)		(1,294)		(1,784)		(309)
Interest and finance expenses paid	(125)		(10,456)		(8,708)		(5,089)
Payment of dividend	(63)		(5,218)		(32,814)		(5,467)
Payment of dividend to Non-controlling interests holders	(4)		(322)		0		(1,135)
Net cash generated from/(used in) financing activities	(2,191)		(182,567)		(60,881)		46,586
Net increase/ (decrease) in cash and cash equivalents during the year	64		5,329		(14,345)		(67,112)
Effect of exchange rate changes on cash and cash equivalents	(3)		(239)		2,373		1,282
Cash and cash equivalents at the beginning of the year	1,102		91,861		103,833		169,663
Cash and cash equivalents at the end of the year (Refer to Note 11)	$ 1,163		₨ 96,951		₨ 91,861		₨ 103,833

[1]	(Gain)/loss on sale of property, plant and equipment, net has been reclassified from Miscellaneous expenses and is presented separately for the year ended March 31, 2024. Previous period figures have been reclassified accordingly. Gain on sale of property, plant and equipment for the year ended March 31, 2024, includes gain on sale of immovable properties of ₹ (2,357).
[2]	Value is less than 1